Assets And Disposal Groups Held For Sale - Summary of Non-current Assets and Disposal Groups Held for Sale (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets held for sale:
Loans and advances	¥ 85,129,070	¥ 95,273,845
Property, plant and equipment	1,510,132	2,686,055	¥ 2,590,951
Intangible assets	835,902	1,096,568
All other assets	4,043,908	4,321,724
Total	5,651,950	134,307
Liabilities directly associated with the assets held for sale:
Borrowings	10,652,481	12,245,943
Debt securities in issue	10,569,117	11,165,623
All other liabilities	6,882,740	7,461,101
Total	3,616,941	27,665
Assets and liabilities classified as held for sale [member]
Assets held for sale:
Loans and advances	3,010,314
Property, plant and equipment	1,435,637	300
Intangible assets	179,358
All other assets	1,026,641	134,007
Total	5,651,950	134,307
Liabilities directly associated with the assets held for sale:
Borrowings	1,631,681
Debt securities in issue	1,422,402
All other liabilities	562,858	27,665
Total	¥ 3,616,941	¥ 27,665